Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	INVESTED PORTFOLIOS
Central Index Key	0001141323
Amendment Flag	false
Document Creation Date	Aug 1, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Apr 30, 2012

InvestEd Portfolios

Supplement dated August 1, 2012 to the

InvestEd Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.92%
Total Annual Portfolio Operating Expenses[2]	1.17%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$707	$985	$1,282	$2,114

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.84%
Total Annual Portfolio Operating Expenses[2]	1.09%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$700	$962	$1,241	$2,027

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.73%
Total Annual Portfolio Operating Expenses[2]	0.98%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$541	$784	$1,044	$1,775

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ip1_SupplementTextBlock

InvestEd Portfolios

Supplement dated August 1, 2012 to the

InvestEd Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.92%
Total Annual Portfolio Operating Expenses[2]	1.17%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$707	$985	$1,282	$2,114

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.84%
Total Annual Portfolio Operating Expenses[2]	1.09%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$700	$962	$1,241	$2,027

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.73%
Total Annual Portfolio Operating Expenses[2]	0.98%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$541	$784	$1,044	$1,775

InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip1_SupplementTextBlock

Supplement dated August 1, 2012 to the

InvestEd Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.92%
Total Annual Portfolio Operating Expenses[2]	1.17%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 3 for InvestEd Growth Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$707	$985	$1,282	$2,114

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
InvestEd Growth Portfolio | InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,282
10 Years	rr_ExpenseExampleYear10	2,114
InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip1_SupplementTextBlock

Supplement dated August 1, 2012 to the

InvestEd Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.84%
Total Annual Portfolio Operating Expenses[2]	1.09%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 8 for InvestEd Balanced Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$700	$962	$1,241	$2,027

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
InvestEd Balanced Portfolio | InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	962
5 Years	rr_ExpenseExampleYear05	1,241
10 Years	rr_ExpenseExampleYear10	2,027
InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip1_SupplementTextBlock

Supplement dated August 1, 2012 to the

InvestEd Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012

The Annual Portfolio Operating Expenses table in the “Fees and Expenses” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (underlying funds)	0.73%
Total Annual Portfolio Operating Expenses[2]	0.98%

[2]

The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

The “Example” section on page 13 for InvestEd Conservative Portfolio is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year	3 Years	5 Years	10 Years
$541	$784	$1,044	$1,775

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
InvestEd Conservative Portfolio | InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses (underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	541
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	1,775

[1]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012